Business Segments Information - Schedule of Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Total net sales	$ 693,021	$ 626,342	$ 1,069,009	$ 1,017,041	$ 1,013,756
Domestic Segment [Member]
Segment Reporting Information [Line Items]
Total net sales	611,124	551,661	935,392	877,744	888,670
Domestic Segment [Member] | Pipe [Member]
Segment Reporting Information [Line Items]
Total net sales	459,179	413,206	700,663	654,068	678,934
Domestic Segment [Member] | Allied Products [Member]
Segment Reporting Information [Line Items]
Total net sales	151,945	138,455	234,729	223,676	209,736
International Segment [Member]
Segment Reporting Information [Line Items]
Total net sales	81,897	74,681	133,617	139,297	125,086
International Segment [Member] | Pipe [Member]
Segment Reporting Information [Line Items]
Total net sales	66,359	59,649	108,162	114,349	104,107
International Segment [Member] | Allied Products [Member]
Segment Reporting Information [Line Items]
Total net sales	$ 15,538	$ 15,032	$ 25,455	$ 24,948	$ 20,979